Goodwill - Summary Of Movement Of Goodwill (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 309,894
Effect of currency translation remeasurement	14,655
Ending Balance	$ 324,549